SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Value Added Taxes) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Value added tax (VAT) one (as a percent)	6.00%
VAT reduction in revenue	¥ 619,474	¥ 314,727	¥ 121,673